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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                                    September 8, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  General American Separate Account Eleven
     File No. 811-04901

Commissioners:

Semi-Annual Reports dated June 30, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000909221, File No. 811-07874.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-Annual Report for the VanEck VIP Emerging Markets Fund of VanEck VIP Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

If you have any questions, please contact Kathleen Wallace at 212-578-9034.